STOCKHOLDERS' EQUITY AND REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

NOTE 14 — STOCKHOLDERS’ EQUITY AND REGULATORY MATTERS

Skagit State Bancorp and Skagit State Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on Bancorp’s financial statements. Under capital adequacy guidelines on the regulatory framework for prompt corrective action, specific capital adequacy guidelines, that involve quantitative measures of Bancorp’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices, must be met. The capital classifications are subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures, established by regulation to ensure capital adequacy, require maintenance of minimum amounts and ratios (set forth in the table on the following page) of total and Tier I capital to risk weighted assets (as defined in the regulations), and of Tier I capital to average assets. As of the most recent notification from the Bank’s primary regulator, the Bank was categorized as well-capitalized under the regulatory framework for prompt corrective action. At December 31, 2011, Skagit State Bancorp and the Bank both exceeded regulatory capital requirements and were “well-capitalized” pursuant to such regulations. There are no conditions or events since that notification that management believes have changed the Bank’s category.  Payments of dividends are subject to federal regulatory requirements and cash dividends paid by Skagit State Bank to Skagit State Bancorp, Inc. are subject to both federal and state regulatory requirements.

The following table sets forth the amounts and ratios regarding actual and minimum regulatory capital requirements, together with the amounts and ratios required to meet the definition of a “well-capitalized” institution.

						To Be Well
						Capitalized Under
			For Capital			Prompt Corrective
	Actual		Adequacy Purposes			Action Provisions
(dollars in thousands)	Amount	Ratio	Amount		Minimum Ratio	Amount		Ratio
As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Skagit State Bank	$71,574	16.34%	$35,042	>	8.00%	$43,802	>	10.00%
Skagit State Bancorp, Inc.	$71,909	16.41%	$35,054	>	8.00%	$43,818	>	10.00%

Tier I Capital (to Risk-Weighted Assets)
Skagit State Bank	$66,320	15.14%	$17,521	>	4.00%	$26,281	>	6.00%
Skagit State Bancorp, Inc.	$66,655	15.21%	$17,527	>	4.00%	$26,291	>	6.00%
Tier I Capital (to Average Assets)
Skagit State Bank	$66,320	9.20%	$28,836	>	4.00%	$36,045	>	5.00%
Skagit State Bancorp, Inc.	$66,655	9.25%	$28,836	>	4.00%	$36,045	>	5.00%

As of December 31, 2010
Total Capital (to Risk-Weighted Assets)
Skagit State Bank	$69,658	15.75%	$35,378	>	8.00%	$44,222	>	10.00%
Skagit State Bancorp, Inc.	$69,882	15.80%	$35,389	>	8.00%	$44,237	>	10.00%
Tier I Capital (to Risk-Weighted Assets)
Skagit State Bank	$64,111	14.50%	$17,689	>	4.00%	$26,533	>	6.00%
Skagit State Bancorp, Inc.	$64,333	14.54%	$17,695	>	4.00%	$26,542	>	6.00%
Tier I Capital (to Average Assets)
Skagit State Bank	$64,111	9.27%	$27,673	>	4.00%	$34,592	>	5.00%
Skagit State Bancorp, Inc.	$64,333	9.30%	$27,673	>	4.00%	$34,592	>	5.00%